Property, plant and equipment (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment
Contractual commitments for acquisition of intangible assets	R$ 58,413	R$ 0	R$ 0